Share Capital - Disclosure of Issued and outstanding common shares (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Beginning Balance (shares)	225,098,810	225,804,614
Beginning Balance	$ 141,257	$ 308,842
Issued pursuant to exercise of share-based options (shares)	1,912,775	403,116
Issued pursuant to exercise of share-based options	$ 1,893	$ 332
Shares repurchased and cancelled under normal course issuer bid (shares)	(2,758,063)	(1,108,920)
Shares repurchased and cancelled under normal course issuer bid	$ (2,296)	$ (958)
Ending Balance (shares)	224,253,522	225,098,810
Ending Balance	$ 198,883	$ 141,257
Share capital [Member]
Disclosure of classes of share capital [line items]
Beginning Balance	578,385	578,853
Issued pursuant to exercise of share-based options	2,661	490
Shares repurchased and cancelled under normal course issuer bid	(2,296)	(958)
Ending Balance	$ 578,750	$ 578,385